Fair value measurements (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY
Fair value measurements [Abstract]
Fair value of convertible notes	$ 127,514	791,964
Carrying value of convertible notes	$ 121,044	751,781